Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details)	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash on hand	¥ 3,500,000	¥ 149,614		¥ 3,028
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		78,641,083		26,798,739
Total cash and cash equivalent balances		78,790,697	$ 11,097,438	26,801,767	$ 3,774,950	¥ 13,493,501	¥ 25,282,090
Financial institutions in Chinese mainland [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		3,953,755		2,783,896
Financial institutions in Chinese mainland [Member] | Denominated in the US [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		903		963
Financial institutions in Chinese mainland [Member] | Denominated in the RMB [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		3,952,852		2,782,933
Financial institutions in Hong Kong [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		74,376,565		23,515,696
Financial institutions in Hong Kong [Member] | Denominated in the US [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		71,740,457		23,061,616
Financial institutions in Hong Kong [Member] | Denominated in the RMB [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		1,513		1,540
Financial institutions in Hong Kong [Member] | Denominated in the HK [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		2,634,595		452,540
Financial institutions in the United States [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		261,460
Financial institutions in the United States [Member] | Denominated in the US [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		261,460
Online and mobile financial institutions in Chinese mainland [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		49,303		499,147
Online and mobile financial institutions in Chinese mainland [Member] | Denominated in the RMB [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		11,441		499,147
Online and mobile financial institutions in Hong Kong [Member] | Denominated in the HK [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		35,497
Online and mobile financial institutions in the United States [Member] | Denominated in the US [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions		¥ 2,365